SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2024
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 8 - SEGMENT INFORMATION:

The Chief Executive Officer is the Company’s Chief Operating Decision Maker (“CODM”). The CODM allocates resources and assesses the Company’s performance based on the following segmentation: Commercial Operations and Research & Development.

Adjusted EBITDA represents net loss before depreciation, amortization, and financial income (expenses), adjusted to exclude share-based compensation, gains from early termination of leases, and other income, which includes income from service provided to HCRM and gain from the sale of Movantik®.

The following table presents segment profitability and a reconciliation to the consolidated net income (loss) and comprehensive income (loss) for the periods indicated:

	Six Months Ended June 30,
	2024	2023
	U.S. dollars in thousands
Commercial Operations Segment Adjusted EBITDA	(4,681)	(11,031)
Research And Development Adjusted EBITDA	(3,143)	(5,550)
Financial income, net	5,360	26,330
Share-based compensation to employees and service providers	(229)	(849)
Depreciation	(402)	(1,055)
Amortization of intangible assets	(16)	(530)
Gain from early termination of lease, net	23	694
Other income	—	42,993
Consolidated Comprehensive income (loss)	(3,088)	51,002